Financial Risk Management - Disclosure of Detailed Information About Cash Flow Hedged Reserve Booked Under Other Comprehensive Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information About Cash Flow Hedged Reserve Booked Under Other Comprehensive Income [Abstract]
Cash flow hedge beginning of balance	R$ 42,729	R$ (27,840)
Change in the fair value of hedge instrument recognized in OCI	178,006	107,337	R$ (45,202)
Tax effects on fair value of hedge instrument	(61,658)	(36,768)	15,384
Cash flow hedge end of balance	R$ 159,077	R$ 42,729	R$ (27,840)